EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	$ 1,226.3	$ 1,059.6	$ 966.9
Cash movements - borrowings	338.0	419.4	676.4
Cash movements - repayments	(567.7)	(256.3)	(585.4)
Non-cash movements - other changes	6.5	3.6	1.7
End balance	1,003.1	1,226.3	1,059.6
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	1,226.3	1,059.6	966.9
Cash movements - borrowings	338.0	419.4	676.4
Cash movements - repayments	(567.7)	(256.3)	(585.4)
Non-cash movements - other changes	6.5	3.6	1.7
End balance	$ 1,003.1	$ 1,226.3	$ 1,059.6